Basis of preparation, Functional and Presentation Currencies (Q3) (Details) - shares	Oct. 29, 2024	Jul. 31, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023
Functional and Presentation Currencies [Abstract]
Warrants (in shares)	600,000	1,220,668	25,489	63,722	91,760